Supplement to the
PAS International
Fidelity Fund of Funds®
and PAS U.S.
Opportunity Fidelity
Fund of Funds®
April 29, 2009
Prospectus

Proposed Reorganizations. The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have unanimously approved Agreements and Plans of Reorganization ("Agreements") between PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds (the Merging Funds), funds of Fidelity Rutland Square Trust, and Strategic Advisers International II Fund and Strategic Advisers U.S. Opportunity II Fund (the Surviving Funds), funds of Fidelity Rutland Square Trust II.

The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each of the Merging Funds in exchange for shares of the Surviving Funds equal in value to the relative net asset value of the outstanding shares of each of the Merging Funds. After the exchange, the Merging Funds will distribute the Surviving Funds' shares to its shareholders pro rata, in liquidation of the Merging Funds (these transactions are each referred to as a "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a "majority of the outstanding voting securities" of the respective Merging Fund, as that term is defined under the Investment Company Act of 1940. Special Meetings (the "Meetings") of the Shareholders of each Merging Fund are expected to be held and approval of the Agreements will be voted on at that time. Shareholders of record will be entitled to vote. In connection with the Meetings, the Merging Funds will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing their respective Reorganizations and a Prospectus for each Surviving Fund.

If the Reorganizations and Agreements are approved at the Meetings and certain conditions required by the Agreements are satisfied, the Reorganizations are expected to take place as soon as practicable after shareholder approval. If shareholder approval of any Agreement is delayed due to failure to meet a quorum or otherwise, that Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event a Merging Fund's shareholders fail to approve that fund's Agreement, that fund will continue to engage in business as a registered investment company and Strategic Advisers will consider other options for that fund.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganizations (and containing important information about fees, expenses and risk considerations) and a Prospectus for the Surviving Funds, please call 1-800-544-3455 after June 21, 2010. Each prospectus and the proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces the similar information found in the "Fee Table" section beginning on page 7.

The following table describes the fees and expenses charged by PAS International Fidelity and PAS U.S. Opportunity Fidelity, but does not include other fees charged by Strategic Advisers. The acquired funds' fees and expenses are based on the average net assets during each acquired fund's most recent fiscal year. To the extent that current net assets of the acquired funds are less than the average during the most recent fiscal year, the acquired funds' fees and expenses for the current fiscal year may be greater than the information presented. Shares of each fund can only be purchased through certain discretionary investment programs offered by Strategic Advisers. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

PAS International Fidelity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.94%
	Total annual fund operating expensesA	1.19%
	Less waiver and reimbursementB	0.25%
	Net expenses	0.94%
PAS U.S. Opportunity Fidelity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.82%
	Total annual fund operating expensesA	1.07%
	Less waiver and reimbursementC	0.25%
	Net expenses	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive its management fee until March 31, 2012. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until March 31, 2012.

C Strategic Advisers has contractually agreed to waive its management fee until September 30, 2011. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until September 30, 2011.

As is reflected in the table above, the funds, as shareholders in underlying Fidelity funds, will indirectly bear a pro rata share of the fees and expenses incurred by the underlying Fidelity funds, and the funds' investment returns will be net of underlying Fidelity fund expenses.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5%, and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic Advisers' fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

PAS International Fidelity	1 year	$ 96
	3 years	$ 302
	5 years	$ 580
	10 years	$ 1,375
PAS U.S. Opportunity Fidelity	1 year	$ 84
	3 years	$ 278
	5 years	$ 529
	10 years	$ 1,249

The following information replaces the similar biographical information found in the "Fund Management" section on page 18.

Robert Vick is manager of PAS U.S. Opportunity Fidelity Fund of Funds, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Vick has worked as a systems manager, a senior quantitative analyst, a senior vice president of Quantitative Investment Research, and portfolio manager.

PFFOF-10-03 March 17, 2010 1.880424.104

Supplement to the
PAS International
Fund of Funds®,
PAS Small Cap
Fund of Funds®,
PAS U.S. Opportunity
Fund of Funds®,
PAS Income Opportunities
Fund of Funds®, and
PAS Core Income
Fund of Funds®
April 29, 2009
Prospectus

Proposed Reorganizations. The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have unanimously approved Agreements and Plans of Reorganization ("Agreements") between PAS International Fund of Funds, PAS Small Cap Fund of Funds (to be renamed PAS Small-Mid Cap Fund of Funds), PAS U.S. Opportunity Fund of Funds, PAS Income Opportunities Fund of Funds, and PAS Core Income Fund of Funds (the Merging Funds), funds of Fidelity Rutland Square Trust, and Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity Fund, Strategic Advisers Income Opportunities Fund, and Strategic Advisers Core Income Fund (the Surviving Funds), funds of Fidelity Rutland Square Trust II.

The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each of the Merging Funds in exchange for shares of the Surviving Funds equal in value to the relative net asset value of the outstanding shares of each of the Merging Funds. After the exchange, the Merging Funds will distribute the Surviving Funds' shares to its shareholders pro rata, in liquidation of the Merging Funds (these transactions are each referred to as a "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a "majority of the outstanding voting securities" of the respective Merging Fund, as that term is defined under the Investment Company Act of 1940. Special Meetings (the "Meetings") of the Shareholders of each Merging Fund are expected to be held and approval of the Agreements will be voted on at that time. Shareholders of record will be entitled to vote. In connection with the Meetings, the Merging Funds will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing their respective Reorganizations and a Prospectus for each Surviving Fund.

If the Reorganizations and Agreements are approved at the Meetings and certain conditions required by the Agreements are satisfied, the Reorganizations are expected to take place as soon as practicable after shareholder approval. If shareholder approval of any Agreement is delayed due to failure to meet a quorum or otherwise, that Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event a Merging Fund's shareholders fail to approve that fund's Agreement, that fund will continue to engage in business as a registered investment company and Strategic Advisers will consider other options for that fund.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganizations (and containing important information about fees, expenses and risk considerations) and a Prospectus for the Surviving Funds, please call 1-800-544-3455 after June 21, 2010. Each prospectus and the proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Effective May 1, 2010, PAS Small Cap Fund of Funds will be renamed PAS Small-Mid Cap Fund of Funds. All references to PAS Small Cap Fund of Funds throughout this prospectus should be replaced with PAS Small-Mid Cap Fund of Funds.

The following information replaces the first three bullets for PAS Small-Mid Cap Fund of Funds under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 4.

  Normally investing at least 80% of its assets in shares of other small and mid cap funds.
  Normally investing in a combination of affiliated small and mid cap stock funds (i.e., Fidelity funds) and non-affiliated small and mid cap stock funds that participate in Fidelity's FundsNetwork, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds to achieve portfolio characteristics similar to that of the Russell 2500® Index.

The following information supplements the information for PAS Small-Mid Cap Fund of Funds under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

The following information replaces the first paragraph in the "Performance" section on page 8.

The following information is intended to help you understand the risks of investing in each fund. The information illustrates PAS Income Opportunities' and PAS Core Income's performance over the past year and the changes in PAS International's, PAS Small-Mid Cap's, and PAS U.S. Opportunity's performance from year to year and compares each fund's performance to the performance of a market index over various periods of time. Prior to May 1, 2010, PAS Small-Mid Cap operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The following information replaces the first and second paragraphs for PAS Small-Mid Cap Fund of Funds under the heading "Principal Investment Strategies" in the "Investment Details" section on page 17.

Strategic Advisers normally invests at least 80% of the fund's assets in shares of other small and mid cap funds. Strategic Advisers generally identifies small and mid cap funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio  characteristics similar to that of the Russell 2500 Index, a market capitalization-weighted index of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies. As of May 31, 2009, the Russell 2500 Index included companies with capitalizations between $78 million and $3.9 billion.

The following information supplements the information for PAS Small-Mid Cap Fund of Funds under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 21.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

The following information replaces the similar information for PAS Small-Mid Cap Fund of Funds under the heading "Shareholder Notice" in the "Investment Details" section on page 24.

Important Notice Regarding Change in Policy

Effective May 1, 2010, the fund will adopt the following new policy, subject to change only upon 60 days' prior notice to shareholders:

PAS Small-Mid Cap Fund of Funds normally invests at least 80% of its assets in shares of other small and mid cap funds.

The following information supplements the information for PAS U.S. Opportunity found in the "Principal Investment Strategies" section on page 5.

  Investing in underlying funds that establish long and short positions in equity securities and in derivatives on those securities. Underlying funds may have exposure to futures contracts, options, swaps, contracts for differences and other derivatives. Such derivatives may be used to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain.
  Investing in underlying funds that use derivatives to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

The following information supplements the information for PAS U.S. Opportunity found in the "Principal Investment Risks" section beginning on page 5.

  Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.
  Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure and magnify investment risks.

The following information replaces the similar information found in the "Fee Table" section on page 13.

The following table describes the fees charged by each fund, but does not include other fees charged by Strategic Advisers. The acquired funds' fees and expenses are based on the average net assets during each acquired fund's most recent fiscal year. To the extent that current net assets of the acquired funds are less or greater than the average during the most recent fiscal year, the acquired funds' fees and expenses for the current fiscal year may be higher or lower than the information presented. Shares of each fund can only be purchased through certain discretionary investment programs offered by Strategic Advisers. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The following information replaces the similar information found in the "Fee Table" section beginning on page 13.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

PAS International	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.18%
	Total annual fund operating expensesA	1.43%
	Less waiver and reimbursementB	0.25%
	Net expenses	1.18%
PAS Small Cap	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.23%
	Total annual fund operating expensesA	1.48%
	Less waiver and reimbursementB	0.25%
	Net expenses	1.23%
PAS U.S. Opportunity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.05%
	Total annual fund operating expensesA	1.30%
	Less waiver and reimbursementC	0.25%
	Net expenses	1.05%
PAS Income Opportunities	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.01%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.88%
	Total annual fund operating expensesA	1.14%
	Less waiver and reimbursementB	0.26%
	Net expenses	0.88%
PAS Core Income	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.01%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.67%
	Total annual fund operating expensesA	0.93%
	Less waiver and reimbursementB	0.26%
	Net expenses	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive each fund's management fee until March 31, 2012. In addition, Strategic Advisers has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of their respective average daily net assets until March 31, 2012.

C Strategic Advisers has contractually agreed to waive its management fee until September 30, 2011. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until September 30, 2011.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic Advisers' fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

PAS International	1 year	$ 120
	3 years	$ 377
	5 years	$ 708
	10 years	$ 1,646
PAS Small Cap	1 year	$ 125
	3 years	$ 392
	5 years	$ 735
	10 years	$ 1,702
PAS U.S. Opportunity	1 year	$ 107
	3 years	$ 350
	5 years	$ 652
	10 years	$ 1,512
PAS Income Opportunities	1 year	$ 90
	3 years	$ 283
	5 years	$ 550
	10 years	$ 1,314
PAS Core Income	1 year	$ 68
	3 years	$ 217
	5 years	$ 436
	10 years	$ 1,069

The following information supplements the information for PAS U.S. Opportunity found in the "Principal Investment Strategies" section beginning on page 18.

Strategic Advisers invests in underlying funds that may establish long and short positions in equity securities and derivatives on those securities. Derivatives are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the fund can invest. An underlying fund may use futures contracts, options, swaps, contracts for differences (CFDs) and other derivatives as tools in the management of the fund's assets. An underlying fund may use derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to increase the fund's income or gain.

An underlying fund may use a long/short strategy. Such strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500 Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

The following information supplements the information found in the "Principal Investment Risks" section beginning on page 21.

High Portfolio Turnover. Active and frequent trading will lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains. High rates of portfolio turnover may result in short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an underlying fund's original investment. Many derivatives will give rise to a form of leverage. As a result, a fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

A fund's use of derivatives may not be successful, resulting in losses to that fund, and the cost of hedging may reduce that fund's returns. Derivatives also expose a fund to the credit risk of the derivative counterparty. In addition, a fund may use derivatives for non-hedging purposes which increases a fund's potential for loss.

Short Sales and Leverage Risk. Short sales involve the sale of a security a fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that a fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to a fund. A short position in a security poses more risk than holding the same security long.

Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security a fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities a fund has sold short increases, thereby increasing a fund's potential volatility. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Short sales involve leverage because a fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for a fund. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions.

The following information supplements the similar biographical information found in the "Fund Management" section on page 29.

Robert Vick is manager of U.S. Opportunity Fund of Funds, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Vick has worked as a systems manager, a senior quantitative analyst, a senior vice president of Quantitative Investment Research, and portfolio manager.

PFOF-10-04 March 17, 2010 1.901567.105